Net Employee Defined Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Net Employee Defined Benefit Liabilities [Abstract]
Schedule of Defined Contribution Plans	These contributions and contributions for benefits represent defined contribution plans.
	Year ended December 31,
	2023	2022
	USD in thousands

Expenses in respect of defined contribution plans	2,264	2,562

Schedule of Defined Benefit Obligation and Fair Value of Plan Assets	Changes in the defined benefit obligation and fair value of plan assets:
	Expenses recognized in profit or loss							Gain (loss) from remeasurement in other comprehensive income					Contributions
	Balance as of January 1, 2023	Current service cost	Net interest expense	Past service cost and effect of settlements	Total expense recognized in profit or loss for the period	Payments from the plan	Return on plan assets (excluding amounts included in net interest expenses)	Actuarial gain (loss) arising from changes in demographic assumptions	Actuarial gain (loss) arising from changes in financial assumptions	Actuarial gain (loss) arising from experience adjustments	Total effect on other comprehensive income for the period	Effect of changes in foreign exchange rates	by employer	by plan’s participants	Balance as of December 31, 2023
	NIS in thousands
Defined benefit obligation	3,163	152	150	(212)	90	(36)	-	-	(24)	36	12	(94)	-	-	3,135
Fair value of plan assets	(2,123)	-	(104)	111	7	29	(109)	-	-	-	(109)	60	(130)	-	(2,266)

Net defined benefit liability (asset)	1,040	152	46	(101)	97	(7)	(109)	-	(24)	36	(97)	(34)	(130)	-	869

	Expenses recognized in profit or loss							Gain (loss) from remeasurement in other comprehensive income					Contributions
	Balance as of January 1, 2022	Current service cost	Net interest expense	Past service cost and effect of settlements	Total expense recognized in profit or loss for the period	Payments from the plan	Return on plan assets (excluding amounts included in net interest expenses)	Actuarial gain (loss) arising from changes in demographic assumptions	Actuarial gain (loss) arising from changes in financial assumptions	Actuarial gain (loss) arising from experience adjustments	Total effect on other comprehensive income for the period	Effect of changes in foreign exchange rates	by employer	by plan’s participants	Balance as of December 31, 2022
	NIS in thousands
Defined benefit obligation	4,838	198	120	-	318	(1,376)	-	-	(258)	151	(107)	(511)	-	-	3,163
Fair value of plan assets	(3,398)	-	(56)	9	(47)	927	228	-	-	-	228	355	(187)	-	(2,123)

Net defined benefit liability (asset)	1,440	198	64	9	271	(449)	228	-	(258)	151	121	(156)	(187)	-	1,040

Schedule of Principal Assumptions Underlying the Defined Benefit Plan	The principal assumptions underlying the defined benefit plan:
	2023	2022
	%

Discount rate (1)	5.57	5.22
Expected rate of salary increase	3.19	3.21
(1)	The discount rate is based on high-quality CPI-linked corporate bonds.

Schedule of Amount, Timing and Uncertainty of Future Cash Flows	Amount, timing and uncertainty of future cash flows:
Change in defined benefit obligation
USD in thousands
December 31, 2023

Sensitivity test for changes in the expected rate of salary increase:

The change as a result of:
1% salary increase	(28)
1% salary decrease	360

Sensitivity test for changes in the discount rate of the plan assets and liability:

The change as a result of:
1% increase in discount rate	379
1% decrease in discount rate	(49)